Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net earnings	$ 73,455	$ 41,224	$ 46,649
Adjustments to net earnings
Depreciation and amortization	63,840	61,415	44,829
Income tax expense	19,121	16,310	9,802
Interest expense	29,436	31,690	17,072
Non-cash charges in connection with manufacturing facility closures, restructuring and other related charges	596	799	6,136
Impairment of inventories	1,179	2,877	716
Share-based compensation expense (Note 18)	22,879	501	1,914
Pension and other post-retirement expense related to defined benefit plans	2,057	2,073	2,695
Contingent consideration liability fair value adjustment (Note 24)	(11,005)	0	0
Loss (gain) on foreign exchange	38	(790)	1,933
Other adjustments for non-cash items	3,338	4,823	928
Income taxes paid, net	(24,610)	(11,995)	(1,577)
Contributions to defined benefit plans	(1,129)	(1,261)	(13,802)
Cash flows from operating activities before changes in working capital items	179,195	147,666	117,295
Changes in working capital items
Trade receivables	(25,947)	(3,893)	(9,660)
Inventories	(4,742)	4,341	(30,388)
Other current assets	383	127	(6,523)
Accounts payable and accrued liabilities and share-based compensation settlements	29,014	(11,571)	19,215
Provisions	1,682	(1,658)	859
Increase (decrease) in working capital items	390	(12,654)	(26,497)
Cash flows from operating activities	179,585	135,012	90,798
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired (Note 19)	(35,704)	0	(165,763)
Purchases of property, plant and equipment	(45,828)	(48,165)	(75,781)
Purchase of intangible assets	(1,854)	(2,259)	(1,558)
Other investing activities	579	1,508	(173)
Cash flows from investing activities	(82,807)	(48,916)	(243,275)
FINANCING ACTIVITIES
Proceeds from borrowings	302,031	190,673	991,917
Repayment of borrowings and lease liabilities	(325,881)	(225,902)	(762,622)
Payments of debt issue costs	0	(70)	(7,862)
Interest paid	(28,764)	(32,934)	(10,901)
Proceeds from exercise of stock options	271	3,278	618
Repurchases of common shares	0	(329)	(2,160)
Dividends paid	(35,386)	(33,992)	(32,776)
Dividends paid to non-controlling interest in GPCP Inc.	(100)	0	0
Acquisition of non-controlling interest in Powerband through settlement of call option	0	0	(9,869)
Cash outflow from capital transactions with non-controlling interest in Capstone	0	0	(2,630)
Other financing activities	0	411	452
Cash flows from financing activities	(87,829)	(98,865)	164,167
Net increase (decrease) in cash	8,949	(12,769)	11,690
Effect of foreign exchange differences on cash	471	1,165	(2,132)
Cash, beginning of year	7,047	18,651	9,093
Cash, end of year	$ 16,467	$ 7,047	$ 18,651